OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Other Liabilities in Statement of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	$ 703,788	$ 573,834
Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	1,707,549	1,456,677	$ 1,975,462
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	(1,211,079)	(1,032,356)	$ (1,525,330)
Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net liability (asset) in the statement of financial position	$ 207,318	$ 149,513